Pioneer Municipal High Income Advantage Fund, Inc.
Schedule of Investments | June 30, 2025

Ticker Symbol: MAV

Schedule of Investments  |  6/30/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 119.6%
	Municipal Bonds — 119.1% of Net Assets(a)
	Alabama — 1.8%
3,160,000	Mobile County Industrial Development Authority, Calvert LLC Project, Series A, 5.00%, 6/1/54	$ 2,998,303
740,000	Mobile County Industrial Development Authority, Calvert LLC Project, Series B, 4.75%, 12/1/54	676,582
	Total Alabama	$3,674,885

	Arizona — 0.9%
1,965,000	Industrial Development Authority of the City of Phoenix, 3rd & Indian School Assisted Living Project, 5.40%, 10/1/36	$ 1,824,640
	Total Arizona	$1,824,640

	Arkansas — 5.6%
1,500,000	Arkansas Development Finance Authority, Big River Steel Project, 4.75%, 9/1/49 (144A)	$ 1,471,935
10,000,000	Arkansas Development Finance Authority, Green Bond, 5.45%, 9/1/52	9,929,700
	Total Arkansas	$11,401,635

	California — 11.5%
10,000,000(b)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series A, 6/1/46	$ 2,334,900
2,000,000(c)	California Educational Facilities Authority, Series V-5, 5.00%, 3/1/55	2,285,860
1,000,000(c)	California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Series A, 9.50%, 1/1/65 (144A)	946,220
1,500,000	California Municipal Finance Authority, Series A, 5.25%, 11/1/52 (AG Insured)	1,521,735
600,000	California School Finance Authority, New Designs Charter School Project, Series A, 5.00%, 6/1/64 (144A)	537,846
2,000,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.50%, 12/1/58 (144A)	1,955,920
5,915,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.00%, 12/1/46 (144A)	5,572,226
23,000,000(b)	Golden State Tobacco Securitization Corp., Series B-2, 6/1/66	2,406,030
1Pioneer Municipal High Income Advantage Fund, Inc. | 6/30/25

Principal Amount USD ($)		Value
	California — (continued)
4,000,000	San Diego County Regional Airport Authority, Private Activity, Series B, 5.25%, 7/1/58	$ 4,067,920
1,530,000(d)	State of California, 5.00%, 3/1/32	1,723,422
	Total California	$23,352,079

	Colorado — 0.6%
1,250,000	Colorado Educational & Cultural Facilities Authority, Ascent Classical Academy Charter Schools, Inc Project, 5.75%, 4/1/59 (144A)	$ 1,239,062
	Total Colorado	$1,239,062

	Connecticut — 0.2%
400,000	Stamford Housing Authority, Mozaic Concierge Living Project, Series A, 6.25%, 10/1/60	$ 386,180
	Total Connecticut	$386,180

	Florida — 2.8%
1,410,000	Capital Projects Finance Authority, Unionwest Properties LLC Project, Series A-1, 5.25%, 6/1/44 (144A)	$ 1,404,346
500,000	Capital Trust Authority, St. Johns Classical Academy, Inc. Project, Series A, 5.25%, 6/15/59 (144A)	456,855
750,000	City of Venice, Village On The Isle Project, Series A, 5.625%, 1/1/60 (144A)	709,365
825,000	County of Lake, Imagine South Lake, Charter School Project, 5.00%, 1/15/49 (144A)	727,485
1,000,000	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 5.25%, 7/1/53 (AG Insured)	981,660
1,000,000	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 5.50%, 7/1/53	916,880
585,000	Miami-Dade County Industrial Development Authority, Academir Charter Schools, Inc., Project, Series A, 5.25%, 7/1/52 (144A)	539,463
	Total Florida	$5,736,054

	Idaho — 1.0%
2,000,000	Power County Industrial Development Corp., FMC Corp. Project, 6.45%, 8/1/32	$ 2,005,660
	Total Idaho	$2,005,660

	Illinois — 5.6%
3,760,000(d)	Chicago Board of Education, Series A, 5.00%, 12/1/47	$ 3,451,154
1,000,000(d)	Chicago Board of Education, Series A, 7.00%, 12/1/46 (144A)	1,028,870
1,200,000(d)	Chicago Board of Education, Series D, 5.00%, 12/1/46	1,099,836
Pioneer Municipal High Income Advantage Fund, Inc. | 6/30/252

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Illinois — (continued)
2,000,000(d)	Chicago Board of Education, Series H, 5.00%, 12/1/46	$ 1,834,240
1,250,000	Chicago O'Hare International Airport, Senior Lien, Series A, 5.50%, 1/1/59	1,283,275
1,000,000(d)	City of Chicago, Series A, 5.50%, 1/1/49	1,001,100
47,039(c)(e)	Illinois Finance Authority, Clare Oaks Project, Series A-3, 4.00%, 11/15/52	3,763
2,000,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 4.00%, 6/15/50	1,624,680
	Total Illinois	$11,326,918

	Indiana — 1.3%
750,000	City of Valparaiso, Pratt Paper LLC Project, 5.00%, 1/1/54 (144A)	$ 700,530
1,000,000	Indiana Finance Authority, Marquette Project, Series A, 5.375%, 3/1/55	972,010
1,000,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.125%, 7/1/37	995,710
	Total Indiana	$2,668,250

	Iowa — 3.1%
4,600,000	Iowa Finance Authority, Alcoa Inc. Projects, 4.75%, 8/1/42	$ 4,429,984
2,055,000	Iowa Tobacco Settlement Authority, Series A-2, 4.00%, 6/1/49	1,800,653
	Total Iowa	$6,230,637

	Louisiana — 4.7%
9,420,000	Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, 5.75%, 9/1/64	$ 9,670,384
	Total Louisiana	$9,670,384

	Maryland — 0.9%
1,700,000(d)	State of Maryland, Series A, 5.00%, 6/1/29	$ 1,848,461
	Total Maryland	$1,848,461

	Massachusetts — 7.7%
1,700,000(d)	Commonwealth of Massachusetts, Series B, 5.00%, 6/1/33	$ 1,933,716
1,700,000(d)	Commonwealth of Massachusetts, Series B, 5.00%, 6/1/35	1,945,089
500,000	Massachusetts Development Finance Agency, Brown University Health Obligated Group, Series A, 5.50%, 8/15/50	514,115
3Pioneer Municipal High Income Advantage Fund, Inc. | 6/30/25

Principal Amount USD ($)		Value
	Massachusetts — (continued)
370,000	Massachusetts Development Finance Agency, Gingercare Living Issue, Series A, 5.50%, 12/1/44 (144A)	$ 358,708
1,885,000	Massachusetts Development Finance Agency, Gingercare Living Issue, Series A, 5.875%, 12/1/60 (144A)	1,728,639
8,000,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	9,139,840
	Total Massachusetts	$15,620,107

	Michigan — 2.4%
1,910,000	David Ellis Academy-West, 5.25%, 6/1/45	$ 1,685,900
3,000,000	Michigan Finance Authority, The Henry Ford Health Detroit South Campus Central Utility Plant Project, 5.50%, 2/28/49	3,098,400
205,000	Michigan Public Educational Facilities Authority, Crescent Academy, 7.00%, 10/1/36	205,289
	Total Michigan	$4,989,589

	Minnesota — 0.4%
1,000,000	City of Ham Lake, DaVinci Academy, Series A, 5.00%, 7/1/47	$ 887,210
	Total Minnesota	$887,210

	Montana — 0.2%
2,445,000(c)(e)	City of Hardin, Tax Allocation, Rocky Mountain Power, Inc., Project, 6.25%, 9/1/31	$ 366,750
	Total Montana	$366,750

	Nevada — 0.6%
1,500,000(d)	Las Vegas Valley Water District, Series A, 4.00%, 6/1/51	$ 1,301,160
	Total Nevada	$1,301,160

	New Jersey — 1.3%
750,000(c)	New Jersey Educational Facilities Authority, Princeton University, Series A, 5.00%, 7/1/64	$ 825,847
1,100,000	New Jersey Educational Facilities Authority, Princeton University, Series B, 5.00%, 7/1/31	1,231,032
470,000	New Jersey Educational Facilities Authority, Princeton University, Series B, 5.00%, 7/1/32	530,931
	Total New Jersey	$2,587,810

Pioneer Municipal High Income Advantage Fund, Inc. | 6/30/254

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	New York — 12.1%
2,500,000	Metropolitan Transportation Authority, Series D-2, 4.00%, 11/15/48 (BAM-TCRS Insured)	$ 2,140,825
2,000,000	Metropolitan Transportation Authority, Green Bond, Series C-1, 5.25%, 11/15/55	2,010,480
2,530,000	New York Counties Tobacco Trust IV, Settlement Pass-Through, Series A, 5.00%, 6/1/45	2,332,964
1,750,000	New York Transportation Development Corp., Green Bond, 5.375%, 6/30/60	1,719,375
9,290,000	New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Series A, 5.50%, 12/31/60	9,311,088
4,900,000	New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project, 5.00%, 6/30/60	4,630,402
1,700,000	New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project, 5.50%, 6/30/54	1,709,656
1,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, 5.00%, 7/1/56 (144A)	870,680
	Total New York	$24,725,470

	North Carolina — 2.4%
4,000,000	North Carolina Medical Care Commission, Carolina Meadows, 5.25%, 12/1/54	$ 4,016,440
675,000(c)	North Carolina Medical Care Commission, Duke University Health System, Series B, 5.00%, 6/1/55	725,976
220,000	North Carolina Medical Care Commission, Penick Village Project, Series A, 5.50%, 9/1/54	208,349
	Total North Carolina	$4,950,765

	Ohio — 8.6%
14,355,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	$ 12,219,694
1,500,000	County of Muskingum, Genesis Healthcare System Project , 5.00%, 2/15/44	1,418,580
1,980,000	Ohio Housing Finance Agency, Mortgage-Backed Securities Program, Series B, 4.70%, 9/1/54 (GNMA/FNMA/FHLMC Insured)	1,868,862
2,000,000	State of Ohio, 5.00%, 12/31/39	2,000,140
	Total Ohio	$17,507,276

5Pioneer Municipal High Income Advantage Fund, Inc. | 6/30/25

Principal Amount USD ($)		Value
	Pennsylvania — 7.3%
500,000	Allentown Commercial and Industrial Development Authority, Executive Education Academy Charter School Project, 5.00%, 7/1/59 (144A)	$ 444,950
1,000,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	901,350
6,665,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, 4.00%, 9/1/49 (BAM-TCRS Insured)	5,593,135
2,000,000	Montgomery County Industrial Development Authority, The Haverford School Project, 4.00%, 3/1/49	1,682,200
3,335,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania, 4.00%, 8/15/49	2,790,361
2,500,000(c)	Philadelphia Authority for Industrial Development, 5.125%, 12/15/44 (144A)	2,271,300
500,000	Philadelphia Authority for Industrial Development, 5.50%, 6/1/49 (144A)	482,730
1,000,000	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	811,240
	Total Pennsylvania	$14,977,266

	Puerto Rico — 18.6%
462,343(c)	Commonwealth of Puerto Rico, 11/1/43	$ 284,341
2,375,679(d)	Commonwealth of Puerto Rico, Restructured Series A-1, 4.00%, 7/1/37	2,255,850
5,021,480(d)	Commonwealth of Puerto Rico, Restructured Series A-1, 4.00%, 7/1/41	4,485,537
6,810,000(d)	Commonwealth of Puerto Rico, Restructured Series A-1, 4.00%, 7/1/46	5,788,500
11,550,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 5.00%, 7/1/47 (144A)	11,174,625
1,400,000(c)	Puerto Rico Industrial Development Co., 7.00%, 1/1/54	1,294,720
5,741,000	Puerto Rico Sales Tax Financing Corp., Series A-1, 4.75%, 7/1/53	5,259,962
7,732,000	Puerto Rico Sales Tax Financing Corp., Series A-1, 5.00%, 7/1/58	7,257,796
	Total Puerto Rico	$37,801,331

	Rhode Island — 0.3%
1,355,000(e)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 542,000
	Total Rhode Island	$542,000

Pioneer Municipal High Income Advantage Fund, Inc. | 6/30/256

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	South Carolina — 2.4%
4,400,000(f)	Tobacco Settlement Revenue Management Authority, Series B, 6.375%, 5/15/30	$ 4,972,000
	Total South Carolina	$4,972,000

	Tennessee — 0.3%
550,000	Knox County Health Educational & Housing Facility Board, University of Tennessee Project, Series B-1, 5.25%, 7/1/64 (BAM Insured)	$ 544,599
	Total Tennessee	$544,599

	Texas — 9.6%
490,000	Arlington Higher Education Finance Corp., LTTS Charter School, Universal Academy, 5.45%, 3/1/49 (144A)	$ 459,110
1,000,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	1,001,770
1,500,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	1,473,735
7,345,000	City of Houston Airport System Revenue, 4.00%, 7/15/41	6,572,820
1,000,000	City of Houston Airport System Revenue, Series A, 4.00%, 7/1/41	906,000
5,000,000(c)(e)	Greater Texas Cultural Education Facilities Finance Corp., 9.00%, 2/1/50 (144A)	3,050,000
2,430,000	Greater Texas Cultural Education Facilities Finance Corp., Texas Biomedical Research Institute Project, Series A, 5.25%, 6/1/54	2,508,198
3,700,000	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segment 3 LLC Project, 5.00%, 6/30/58	3,531,095
	Total Texas	$19,502,728

	Utah — 0.5%
600,000	Mida Mountain Village Public Infrastructure District, Series 2, 6.00%, 6/15/54 (144A)	$ 601,998
400,000	MIDA Mountain Village Public Infrastructure District, Series 1, 5.125%, 6/15/54 (144A)	361,708
	Total Utah	$963,706

	Virginia — 1.9%
1,000,000	Lynchburg Economic Development Authority, 3.00%, 1/1/51 (BAM-TCRS Insured)	$ 721,030
7Pioneer Municipal High Income Advantage Fund, Inc. | 6/30/25

Principal Amount USD ($)		Value
	Virginia — (continued)
1,000,000	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes LLC Project, 4.00%, 1/1/48	$ 824,560
2,500,000	Virginia Small Business Financing Authority, Transform 66-P3 Project, 5.00%, 12/31/52	2,358,625
	Total Virginia	$3,904,215

	Washington — 1.5%
560,000	Washington State Housing Finance Commission, Blakeley And Laurel Villages Portfolio, Series A, 5.25%, 7/1/55 (144A), (BAM Insured)	$ 554,266
800,000	Washington State Housing Finance Commission, Blakeley And Laurel Villages Portfolio, Series A, 5.50%, 7/1/50 (144A)	791,632
1,700,000	Washington State Housing Finance Commission, Blakeley And Laurel Villages Portfolio, Series A, 5.75%, 7/1/60 (144A)	1,692,537
	Total Washington	$3,038,435

	Wisconsin — 1.0%
2,000,000	Public Finance Authority, Senior Lien-Puerto Rico Tollroads LLC, Series A, 5.75%, 7/1/54	$ 2,029,020
	Total Wisconsin	$2,029,020

	Total Municipal Bonds (Cost $247,520,404)	$242,576,282

	U.S. Government and Agency Obligations — 0.5% of Net Assets
1,000,000(b)	U.S. Treasury Bills, 8/5/25	$ 995,863
	Total U.S. Government and Agency Obligations (Cost $995,839)	$995,863

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 119.6% (Cost $248,516,243)	$243,572,145
	OTHER ASSETS AND LIABILITIES — (19.6)%	$(39,958,874)
	net assets — 100.0%	$203,613,271

AMBAC	Ambac Assurance Corporation.
BAM	Build America Mutual Assurance Company.
TCRS	Transferable Custodial Receipts.
Pioneer Municipal High Income Advantage Fund, Inc. | 6/30/258

Schedule of Investments  |  6/30/25
(unaudited) (continued)
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to $42,133,006, or 20.7% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2025.
(d)	Represents a General Obligation Bond.
(e)	Security is in default.
(f)	Escrow to maturity.
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
68	U.S. Long Bond (CBT)	9/19/25	$7,616,713	$7,851,875	$235,162
TOTAL FUTURES CONTRACTS			$7,616,713	$7,851,875	$235,162
CBT	Chicago Board of Trade.
9Pioneer Municipal High Income Advantage Fund, Inc. | 6/30/25

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$242,576,282	$—	$242,576,282
U.S. Government and Agency Obligations	—	995,863	—	995,863
Total Investments in Securities	$—	$243,572,145	$—	$243,572,145
Other Financial Instruments
Net unrealized appreciation on futures contracts	$235,162	$—	$—	$235,162
Total Other Financial Instruments	$235,162	$—	$—	$235,162
During the period ended June 30, 2025, there were no transfers in or out of Level 3.
Pioneer Municipal High Income Advantage Fund, Inc. | 6/30/2510